Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
OCI (financial instruments)		€ (2.3)	€ 1.2	€ (1.3)
Tax (benefit) deficit from share-based payments	[1]	0.0	(0.9)	(3.7)
Total income tax recognized in shareholders' equity		€ (2.3)	€ 0.3	€ (5.0)

[1]	ASU No. 2016-09 is effective as per January 1, 2017. This requires all of the tax effects related to share based payments to be recorded through the Consolidated Statements of Operations. The comparative numbers have not been adjusted to reflect this change.